Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 5.3	$ 5.0	$ 4.7